Stock-Based Compensation - Stock Options Activity (Details) (Stock options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock options
Stock Options Outstanding Roll Forward
Under option, beginning	1,440
Options granted	0
Options exercised	0
Options forfeited or expired	0
Under option, ending	1,440
Options exercisable (in shares)	1,440
Weighted Average Exercise Price Roll Forward
Under option, beginning (in usd per share)	$ 7.68
Options granted (in usd per share)	$ 0.00
Options exercised (in usd per share)	$ 0.00
Options forfeited or expired (in usd per share)	$ 0.00
Under option, ending (in usd per share)	$ 7.68
Options exercisable (in usd per share)	$ 7.68